Other current assets and other current liabilities - Analysis of the changes in the ECL allowances of other financial assets (Details) - Other financial assets - Expected credit loss allowance / Impairment - Lifetime ECL - Financial instruments credit-impaired - RUB (₽)
₽ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (1,404)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	558	₽ (1,404)
Translation reserve	(226)
Amounts written off	598
ECL allowance as of end of the period	₽ (474)	₽ (1,404)